Statement of Comprehensive Income - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Statement of comprehensive income [abstract]
Profit (loss) for the period	$ 116	$ 43	$ 150
Items that will be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	9	(102)	(150)
Items that will not be reclassified subsequently to profit or loss:
Net gain (loss) on equity investments	(7)	25	9
Actuarial gain (loss) recognised	0	0	5
Deferred taxation thereon	2	0	(5)
Other comprehensive income that will not be reclassified to profit or loss	(5)	25	9
Other comprehensive income (loss) for the period, net of tax	4	(77)	(141)
Total comprehensive income (loss)	120	(34)	9
Equity shareholders	118	(44)	(8)
Non-controlling interests
Non-controlling interests	$ 2	$ 10	$ 17